Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2025
Allowance for Credit Losses [Abstract]
Development Of Allowance For Credit Losses For Financial Assets At Amortized Cost [Text Block Table]	Development of allowance for credit losses for financial assets at amortized cost Six months ended Jun 30, 2025 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 438 736 4,412 213 5,799 Movements in financial assets including new business 21 217 778 (4) 1,012 Transfers due to changes in creditworthiness¹ 96 (104) 8 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models6 (65) 87 (155) 0 (133) Financial assets that have been derecognized during the period² 0 0 (447) 0 (447) Recovery of written off amounts 0 0 78 0 78 Foreign exchange and other changes (9) (27) (258) 2 (292) Balance, end of reporting period 481 909 4,416 211 6,018 Provision for credit losses excluding country risk3,4 52 200 631 (4) 880 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to provision for credit losses excluding country risk 4 Credit loss provision does include € 8 million reimbursement gain as of June 30, 2025 5 Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2025 6 Changes in model reflect LGD model update Six months ended Jun 30, 2024 Allowance for credit losses5 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 447 680 3,960 198 5,285 Movements in financial assets including new business (93) 124 928 (8) 951 Transfers due to changes in creditworthiness¹ 84 (95) 11 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (2) (7) 0 0 (9) Financial assets that have been derecognized during the period² 0 0 (622) 0 (622) Recovery of written off amounts 0 0 39 0 39 Foreign exchange and other changes 5 (1) (133) 11 (117) Balance, end of reporting period 440 701 4,183 202 5,526 Provision for credit losses excluding country risk3,4 (12) 22 939 (8) 942 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 This position includes charge offs of allowance for credit losses 3 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 4 Credit loss provision does include € 4 million reimbursement gain as of June 30, 2024 5 Allowance for credit losses does not include allowance for country risk amounting to € 8 million as of June 30, 2024
Development Of Allowance For Off Balance Sheet Positions [Text Block Table]	Development of allowance for credit losses for off-balance sheet positions Six months ended Jun 30, 2025 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 106 82 173 0 361 Movements including new business (15) 9 1 3 (3) Transfers due to changes in creditworthiness1 3 (3) (0) N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes (3) (9) (12) 0 (24) Balance, end of reporting period 91 78 162 3 335 of which: Financial guarantees 55 42 84 0 181 Provision for credit losses excluding country risk2 (12) 6 1 3 (3) 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 10 million as of June 30, 2025 Six months ended Jun 30, 2024 Allowance for credit losses3 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 117 88 187 0 393 Movements including new business (10) 4 (22) 0 (28) Transfers due to changes in creditworthiness1 10 (9) (1) N/M 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 2 (1) 3 0 4 Balance, end of reporting period 118 83 167 0 368 of which: Financial guarantees 71 32 95 0 198 Provision for credit losses excluding country risk2 (0) (5) (23) 0 (28) 1 Transfers due to changes in creditworthiness” shows the credit loss allowance movements due to stage transfer prior to expected credit loss remeasurement 2 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 3 Allowance for credit losses does not include allowance for country risk amounting to € 7 million as of June 30, 2024